Schedule of Investments (unaudited) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.4%

State(a) — 0.2%
Territory of Guam, Refunding RB
Series F, 4.00%, 01/01/36	$470	$550,840
Series F, 4.00%, 01/01/42	605	691,642

		1,242,482

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	820	1,002,196

Total Municipal Bonds in Guam		2,244,678

Pennsylvania — 87.6%

Corporate — 4.4%
Pennsylvania Economic Development Financing Authority, RB AMT, 0.42%, 06/01/41(b)	13,335	13,491,059
Series A, AMT, 0.58%, 08/01/37(b)	5,245	5,271,068
Series A, AMT, 3.25%, 08/01/39(c)	2,800	2,899,456
Series B-1, AMT, 0.20%, 04/01/49(b)	1,875	1,875,000
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	1,355	1,442,452
Series A, AMT, 0.20%, 04/01/34(b)	1,875	1,875,000

		26,854,035

County/City/Special District/School District — 21.8%
Allentown Neighborhood Improvement Zone Development Authority Refunding RB, 5.00%, 05/01/42(a)	3,770	4,686,939
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(c)	330	389,671
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	2,310	2,384,313
Series A, 5.00%, 05/01/42	3,900	4,025,151
Altoona Area School District, GO
(BAM SAW), 5.00%, 12/01/36	215	252,565
(BAM SAW), 5.00%, 12/01/45	1,000	1,155,910
Series A, (AGM), 5.00%, 12/01/36	2,895	3,400,814
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	2,390	2,783,896
Series A, (BAM SAW), 5.00%, 08/01/35	1,790	2,083,381
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	890	991,318
(SAW), 5.00%, 10/01/38	1,335	1,485,027
Bristol Township School District, GO, (BAM SAW), 5.00%, 06/01/42	2,550	3,103,299
Catasauqua Area School District, Refunding GO, (BAM SAW), 4.00%, 02/15/42	2,255	2,492,406
Chester County Industrial Development Authority, SAB(c) 4.25%, 03/01/35	1,285	1,325,336
5.00%, 03/01/38	525	626,425
5.13%, 03/01/48	1,031	1,218,126
4.75%, 03/01/50	2,725	2,827,133
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	3,720	4,320,148
City of Philadelphia Pennsylvania, GO, Series B, 5.00%, 02/01/39	2,155	2,727,670

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	$2,140	$2,633,398
Coatesville School District, GO, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/34	290	200,262
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,693,131
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,511,442
Coatesville School District, Refunding GO, CAB(d)
Series B, (BAM SAW), 0.00%, 10/01/33	500	361,030
Series B, (BAM SAW), 0.00%, 10/01/34	980	676,749
Series C, (BAM SAW), 0.00%, 10/01/33	640	476,269
County of Lancaster Pennsylvania, Refunding GO 4.00%, 11/01/34	500	580,025
4.00%, 11/01/35	520	601,864
4.00%, 11/01/36	540	623,597
4.00%, 11/01/37	565	651,705
4.00%, 11/01/38	585	674,049
County of Monroe Pennsylvania, GO
Series A, 4.00%, 07/15/30	840	1,033,217
Series A, 4.00%, 07/15/31	970	1,184,671
Series A, 4.00%, 07/15/32	1,280	1,553,178
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,835	2,121,407
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	645	743,698
(BAM SAW), 4.00%, 10/01/44	1,530	1,756,700
Easton Area School District, GO, Series B, (SAW), 5.00%, 02/01/31	1,650	2,073,951
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	4,100	5,013,316
(SAW), 5.00%, 02/01/42	6,365	7,659,323
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	640	743,731
Series A, (SAW), 4.00%, 04/01/40	400	463,980
Series A, (SAW), 4.00%, 04/01/42	1,150	1,328,365
Series A, (SAW), 4.00%, 04/01/43	1,010	1,165,964
Series A, (SAW), 4.00%, 04/01/46	1,185	1,361,470
Manheim Central School District GOL(a)
Series B, (SAW), 4.00%, 05/01/38	1,700	1,993,539
Series B, (SAW), 4.00%, 05/01/39	1,100	1,286,505
Series B, (SAW), 4.00%, 05/01/40	1,000	1,166,270
Manheim Township School District, GO
Series A, (SAW), 3.00%, 02/01/34	175	194,187
Series A, (SAW), 4.00%, 02/01/34	490	584,379
Series A, (SAW), 4.00%, 02/01/35	965	1,148,910
Series A, (SAW), 4.00%, 02/01/36	655	777,406
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	2,365	2,564,062
Mechanicsburg Area School District, GO
Series A, (SAW), 4.00%, 03/01/40	2,160	2,505,816
Series A, (SAW), 4.00%, 03/01/41	2,245	2,599,014
Series A, (SAW), 4.00%, 03/01/42	2,335	2,700,521
North Allegheny School District, GO, (SAW), 4.00%, 05/01/39	1,000	1,184,050
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,525	1,628,288
Pittsburgh School District, GO
Series A, (SAW), 4.00%, 09/01/37	2,240	2,595,690
Series A, (SAW), 4.00%, 09/01/38	2,235	2,584,777

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Redevelopment Authority of The County of Washington, Refunding TA 4.00%, 07/01/23	$380	$388,056
5.00%, 07/01/28	600	659,730
School District of Philadelphia, Refunding GO, Series F, (SAW), 5.00%, 09/01/37	1,815	2,178,617
Springfield School District/Delaware County, GO, (SAW), 5.00%, 03/01/40	1,710	2,116,364
State Public School Building Authority, Refunding RB, Series A, (AGM), 5.00%, 06/01/33	5,000	6,045,050
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(e)	630	706,772
Series A, 4.00%, 04/01/41	260	306,922
Series A, 4.00%, 04/01/42	185	217,995
Series A, 4.00%, 04/01/43	345	405,927
Series A, 4.00%, 04/01/44	390	458,359
Series A, 4.00%, 04/01/50	705	819,520
Township of West Bradford Pennsylvania, GO, 4.00%, 12/15/49	1,125	1,282,590
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	1,130	1,382,566
West Shore School District, GO
(SAW), 5.00%, 11/15/43	4,045	5,007,629
(SAW), 4.00%, 11/15/45	1,285	1,516,069
(SAW), 4.00%, 11/15/48	640	754,931
(SAW), 5.00%, 11/15/48	1,975	2,412,364

		133,338,895

Education — 12.4%
Allegheny County Higher Education Building Authority, Refunding RB, Series A, 5.00%, 08/01/27	965	1,209,946
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	290	322,770
5.00%, 10/01/49	795	874,516
Chester County Industrial Development Authority, RB 5.00%, 12/01/28	1,555	2,015,358
5.00%, 12/01/29	655	866,342
4.00%, 12/01/49	3,750	4,311,150
City of Erie Higher Education Building Authority, Refunding RB 4.00%, 05/01/36	195	226,861
5.00%, 05/01/47	615	771,499

Delaware County Authority, RB, 5.00%, 08/01/40	1,795	2,084,785
Delaware County Authority, Refunding RB, CAB, 5.00%, 07/01/47	3,870	4,484,866
East Hempfield Township Industrial Development Authority, RB(e) 5.00%, 07/01/23	1,215	1,321,762
5.00%, 07/01/25	1,810	2,124,578
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	515	559,687
Lehigh County Industrial Development Authority, Refunding RB, 4.00%, 05/01/51	1,545	1,653,258
Pennsylvania Higher Education Assistance Agency, RB
Series A, 5.00%, 06/01/26	310	366,925
Series A, 5.00%, 06/01/27	340	411,101
Series A, 5.00%, 06/01/28	355	437,665
Series A, 5.00%, 06/01/29	345	432,644
Series A, 5.00%, 06/01/30	260	330,941
Series A, 2.63%, 06/01/42	2,300	2,323,069
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	652,626

Security	Par (000)	Value

Education (continued)
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	$5,790	$6,666,548
Pennsylvania Higher Educational Facilities Authority, Refunding RB 4.00%, 05/01/36	500	564,650
5.00%, 05/01/37	1,595	1,629,580
Series A, 5.25%, 07/15/23(e)	2,420	2,648,375
Series A, 5.50%, 07/15/23(e)	365	401,146
Pennsylvania State University, RB 5.00%, 09/01/48	2,615	3,271,809
Series A, 5.00%, 09/01/43	3,935	5,007,720
Philadelphia Authority for Industrial Development Refunding RB, 5.00%, 04/01/30	1,680	1,942,181
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	485	517,902
5.00%, 06/15/39	840	916,563
5.00%, 11/01/42	3,525	4,100,985
5.00%, 06/15/50	800	860,976
Philadelphia Authority for Industrial Development, Refunding RB 5.00%, 05/01/30	785	915,106
5.00%, 05/01/40	675	764,971
5.00%, 06/15/40(c)	580	685,485
4.00%, 05/01/42	4,780	4,955,378
4.00%, 11/01/45	4,260	4,903,558
5.00%, 05/01/50	2,010	2,234,115
5.00%, 06/15/50(c)	1,090	1,266,351
Series 2015, 5.00%, 04/01/45	3,330	3,820,109

		75,855,857

Health — 14.0%
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	4,300	4,959,362
Series A, 4.00%, 07/15/38	2,500	2,935,875
Series A, 5.00%, 04/01/47	1,950	2,363,634
Bucks County Industrial Development Authority, RB 4.00%, 08/15/44	1,690	1,887,527
4.00%, 07/01/51	2,500	2,801,050
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	1,560	1,762,238
Centre County Hospital Authority, RB, 7.00%, 11/15/21(e)	4,110	4,167,252
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,569,915
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	1,430	1,635,763
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(e)	430	496,181
4.00%, 01/01/36	645	741,879
4.13%, 01/01/38	260	299,720
5.00%, 01/01/38	3,970	4,495,628
5.00%, 01/01/39	1,240	1,514,734
Doylestown Hospital Authority, RB, Series A, 4.00%, 07/01/45	1,250	1,396,763
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	3,440	3,851,458
Franklin County Industrial Development Authority, RB 5.00%, 12/01/29	125	138,773
5.00%, 12/01/39	235	256,505
5.00%, 12/01/49	150	161,493

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Franklin County Industrial Development Authority, RB (continued) 5.00%, 12/01/54	$635	$681,546
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	5,950	7,240,377
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	925	1,049,690
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	730	818,732
5.00%, 12/01/44	1,170	1,375,475
4.00%, 12/01/49	985	1,093,596
Lancaster Industrial Development Authority, Refunding RB(e) 5.38%, 05/01/23	730	792,955
5.75%, 05/01/23	1,285	1,403,811
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/37	1,365	1,704,011
Montgomery County Industrial Development Authority, Refunding RB 5.00%, 05/15/22(e)	2,280	2,357,816
5.25%, 01/01/40	5,000	5,254,050
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,424,600
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	3,910	4,359,533
Northampton County General Purpose Authority, Refunding RB, 5.00%, 08/15/46	1,350	1,568,430
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	4,000	4,561,520
Philadelphia Authority for Industrial Development, Refunding RB, 4.00%, 07/01/35	2,450	2,859,052
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	5,000	6,047,550
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	500	572,010
Series A, 4.00%, 11/15/41	445	502,997
Series A, 4.00%, 11/15/46	715	801,494
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	1,040	1,229,270

		86,134,265

Housing — 1.8%
Pennsylvania Housing Finance Agency Refunding RB, 2.55%, 10/01/51(a)	2,250	2,220,862
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35	565	461,871
Series A, 4.50%, 10/01/40	600	487,002
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 4.00%, 10/01/47	1,570	1,666,900
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	1,260	856,762
Series A, 4.00%, 12/01/46	5,740	3,690,763
Series A, 4.00%, 12/01/51	2,300	1,434,648

		10,818,808

State — 8.5%
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/32	2,040	2,678,193

Security	Par (000)	Value

State (continued)
Commonwealth of Pennsylvania, GO 2.00%, 05/15/39	$2,350	$2,294,822
First Series, 5.00%, 05/15/28	3,745	4,786,672
First Series, 5.00%, 05/15/29	8,240	10,761,193
Series 2020, 5.00%, 05/01/27	2,000	2,489,440
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/24	1,360	1,513,204
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	10,500	12,111,855
Pennsylvania Turnpike Commission Refunding RB, Series A, 3.00%, 12/01/51(a)	8,850	9,434,985
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	1,500	1,907,505
Sub-Series B, 5.25%, 12/01/48	3,215	4,054,854

		52,032,723

Tobacco — 0.6%
Commonwealth Financing Authority, RB 5.00%, 06/01/33	1,000	1,243,000
5.00%, 06/01/35	2,205	2,729,702

		3,972,702

Transportation — 15.1%
Allegheny County Airport Authority, RB, Series A, AMT, 5.00%, 01/01/51	6,600	8,242,674
City of Philadelphia PA Airport Revenue, Refunding, ARB, AMT, (AGM), 4.00%, 07/01/46	3,640	4,235,395
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/41	1,230	1,450,391
Series B, AMT, 5.00%, 07/01/37	1,800	2,177,892
Series B, AMT, 5.00%, 07/01/47	7,490	8,906,734
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB
Series A, 5.00%, 07/01/24	735	832,446
Series A, 5.00%, 07/01/25	1,545	1,813,521
Series A, 5.00%, 07/01/26	1,160	1,404,447
Series A, 5.00%, 07/01/27	1,400	1,742,706
Series A, 5.00%, 07/01/28	1,750	2,232,878
Series C, AMT, 4.00%, 07/01/45	4,000	4,592,640
Series C, AMT, 4.00%, 07/01/50	4,000	4,565,480
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,500	3,037,725
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	1,510	1,583,326
Pennsylvania Turnpike Commission, RB 5.00%, 12/01/29	500	656,135
5.00%, 12/01/30	615	821,732
5.00%, 12/01/31	1,130	1,537,681
3.00%, 12/01/51	3,280	3,442,918
Series A-1, 5.00%, 12/01/41	100	118,600
Series B, 5.00%, 12/01/23	500	553,665
Series B, 5.00%, 12/01/24	500	575,755
Series B, 5.00%, 12/01/25	425	506,358
Series B, 5.00%, 12/01/26	500	613,990
Series B, 5.00%, 12/01/27	500	631,110
Series B, 5.00%, 12/01/28	990	1,280,436
Series B, 5.00%, 12/01/35	885	1,160,270
Sub-Series B-1, 5.00%, 06/01/42	4,705	5,700,202
Series A, Subordinate, 5.00%, 12/01/39	4,735	5,997,872

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series A-3, 0.00%, 12/01/42(d)	$6,740	$3,909,200
Pennsylvania Turnpike Commission, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 07/15/26	5,000	6,137,550
Series A-1, 5.25%, 12/01/45	4,730	5,574,825
Series B-2, (AGM), 5.00%, 06/01/33	1,215	1,505,640
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/32	1,925	2,510,758
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,566,190

		92,619,142

Utilities — 9.0%
Allegheny County Sanitary Authority, RB
(BAM), 5.25%, 12/01/41	2,090	2,309,136
5.00%, 06/01/43	4,000	4,944,600
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	4,330,571
Series A, 5.00%, 11/01/45	3,210	4,095,511
Series A, 5.25%, 10/01/52	1,190	1,468,603
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(e)	980	1,058,390
Falls Township Authority, Refunding RB, (MUN GOVT GTD), 5.00%, 12/01/37	2,115	2,140,105
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	2,055	2,137,878
Oxford Area Sewer Authority, Refunding RB
(BAM), 4.00%, 07/01/22	120	123,736
(BAM), 4.00%, 07/01/23	260	277,677
(BAM), 3.00%, 07/01/25	110	120,342
(BAM), 4.00%, 07/01/28	300	360,015
(BAM), 4.00%, 07/01/29	315	383,245
(BAM), 4.00%, 07/01/30	230	283,326
(BAM), 4.00%, 07/01/31	115	143,553
(BAM), 4.00%, 07/01/33	125	153,858
(BAM), 4.00%, 07/01/34	380	465,150
(BAM), 3.00%, 07/01/35	155	172,687
(BAM), 4.00%, 07/01/37	420	509,494
(BAM), 4.00%, 07/01/38	440	532,558
(BAM), 4.00%, 07/01/39	455	549,831
(BAM), 4.00%, 07/01/41	490	589,980
(BAM), 3.00%, 07/01/46	2,395	2,575,942
(BAM), 2.38%, 07/01/55	2,215	2,170,456
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/50	7,000	8,718,150
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	700	821,646
5.00%, 08/01/31	900	1,055,376
5.00%, 08/01/32	1,200	1,405,644
5.00%, 08/01/33	600	702,264
5.00%, 08/01/34	1,050	1,227,839
Pittsburgh Water & Sewer Authority, RB
Series B, (AGM), 4.00%, 09/01/50	1,600	1,885,472
Series A, 1st Lien, (AGM), 5.00%, 09/01/44	2,045	2,601,485

Security	Par (000)	Value

Utilities (continued)
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	$2,500	$3,060,875
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,648,833

		55,024,228

Total Municipal Bonds in Pennsylvania		536,650,655

Puerto Rico — 3.7%

State — 3.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,797	5,491,078
Series A-1, Restructured, 5.00%, 07/01/58	4,566	5,277,155
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,203,773
Series A-2, Restructured, 4.78%, 07/01/58	3,034	3,469,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/46	3,364	1,118,900
Series A-1, Restructured, 0.00%, 07/01/51	3,765	906,838
Series B-1, Restructured, 0.00%, 07/01/46	925	308,071

		18,775,315

Utilities — 0.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	270	281,219
Series A, Senior Lien, 5.25%, 07/01/42	3,125	3,258,062

		3,539,281

Total Municipal Bonds in Puerto Rico		22,314,596

Total Municipal Bonds — 91.7% (Cost: $526,743,126)		561,209,929

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Pennsylvania — 15.5%

Education — 3.9%
Northampton County General Purpose Authority, Refunding RB 4.00%, 11/01/38(g)	6,002	7,103,026
5.00%, 11/01/47	6,100	7,429,861
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(g)	8,090	9,445,803

		23,978,690

Health — 6.6%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	4,997	5,716,017
General Authority of Southcentral Pennsylvania, Refunding RB 4.00%, 06/01/49	9,015	10,354,809
Series A, 5.00%, 06/01/24(e)	5,000	5,645,850
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(g)	7,550	8,675,931
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	2,000	2,217,420
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	6,096	7,788,631

		40,398,658

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 0.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(g)	$5,197	$5,206,418

State — 2.1%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	11,000	12,813,460

Transportation — 1.1%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,520	3,101,818
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-2, 5.00%, 06/01/35	2,900	3,571,466

		6,673,284

Utilities — 0.9%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	5,007	5,783,798

Total Municipal Bonds in Pennsylvania		94,854,308

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.5% (Cost: $84,717,897)		94,854,308

Total Long-Term Investments — 107.2% (Cost: $611,461,023)		656,064,237

	Shares

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	21,523,694	21,527,999

Total Short-Term Securities — 3.5% (Cost: $21,526,867)		21,527,999

Total Investments — 110.7% (Cost: $632,987,890)		677,592,236

Liabilities in Excess of Other Assets — (2.7)%		(16,047,421)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.0)%		(49,176,466)

Net Assets — 100.0%		$612,368,349

(a)	When-issued security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between March 1, 2026 to October 1, 2042, is $25,258,217.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$21,885,750	$—	$(357,750	)(a)	$—	$(1)	$21,527,999	21,523,694	$379	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	155	12/21/21	$20,678	$(73,291)
U.S. Long Bond	97	12/21/21	15,820	(68,957)
5-Year U.S. Treasury Note	98	12/31/21	12,124	(39,252)

				$(181,500)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$561,209,929	$—	$561,209,929
Municipal Bonds Transferred to Tender Option Bond Trusts	—	94,854,308	—	94,854,308
Short-Term Securities
Money Market Funds	21,527,999	—	—	21,527,999

	$21,527,999	$656,064,237	$—	$677,592,236

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(181,500)	$—	$—	$(181,500)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $49,168,902 are categorized as Level 2 within the fair value hierarchy.

6

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock Pennsylvania Municipal Bond Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	7